Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income before taxes	R$ 7,270,943	R$ 6,763,809	R$ 5,573,916
Adjustment for:
Depreciation and amortization	14,944,404	14,202,285	13,389,573
Foreign exchange on loans and derivative financial instruments	102,020	(66,345)	57,836
Indexation accruals on assets and liabilities	570,031	(61,273)	583,912
Equity	18,227	4,351	10,710
Losses (gains) on write-off/sale of assets	(594,237)	(405,088)	(403,335)
Impairment losses - trade accounts receivable	1,581,337	1,523,263	1,362,678
Change in liability provision	167,696	93,049	24,320
Pension plans and other post-retirement benefits	(39,988)	84,351	66,734
Provisions for tax, civil, labor and regulatory contingencies	731,863	321,936	661,743
Interest expense	2,325,052	2,141,361	2,092,184
Partial debt reversal through post-closing price adjustment - Garliava Acquisition	0	0	(244,229)
Reversals of provisions for fines for canceling leases and dismantling contracts	(22,626)	(15,881)	(340,034)
Adjustments for the reversal of provisions for customer refunds	(90,663)	0	0
Adjustments for gains (losses) on the revaluation of equity interests in the acquisition of control and other investment gains	(134,904)	0	0
Other	68,019	43,100	28,858
Changes in assets and liabilities
Trade accounts receivable	(2,446,687)	(1,661,763)	(1,943,089)
Inventories	(423,198)	(311,237)	(100,838)
Taxes recoverable	(797,300)	(444,717)	(376,330)
Prepaid expenses	(924,228)	(1,052,392)	(473,260)
Other assets	33,819	160,656	61,646
Personnel, social charges and benefits	38,897	24,494	169,537
Trade accounts payable	507,945	1,097,113	800,249
Taxes, charges and contributions	1,898,270	888,489	2,421,640
Write-offs for payments of provision for legal demands, contingent liabilities, fines for canceling lease contracts and amounts to be refunded to customers	(988,197)	(861,325)	(1,742,676)
Other liabilities	125,871	348,417	60,147
Total adjustments	16,651,423	16,052,844	16,167,976
Cash generated from operations	23,922,366	22,816,653	21,741,892
Interest paid	(2,308,755)	(2,078,021)	(2,054,278)
Income and social contribution taxes paid	(896,209)	(862,064)	(901,688)
Net cash generated by operating activities	20,717,402	19,876,568	18,785,926
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(9,457,557)	(9,324,123)	(8,811,346)
Proceeds from sale of PP&E	436,542	376,591	434,446
Payment for acquisition of investments and capital contribution in subsidiary	(1,064,753)	(168,521)	(63,799)
Receipts (payments), net of judicial deposits	156,957	45,454	393,649
Net payments of receipts from financial investments	(88,708)	(5,302)	0
Receipt of dividends and interest on equity	0	51	0
Cash received from sale of investments	0	161,057	196,057
Net cash used in investing activities	(10,017,519)	(8,914,793)	(7,850,993)
Cash flows from financing activities
Additions from loans and debentures	20,000	83,084	30,025
Payments of loans, financing, debentures, leases, 5G licenses and contingent liabilities	(5,232,024)	(3,495,039)	(4,451,943)
Receipts - derivative financial instruments	48,330	105,240	27,484
Payments - derivative financial instruments	(135,550)	(50,910)	(135,198)
Payment for acquisitions of shares for treasury	(1,746,480)	(1,299,583)	(488,758)
Dividend and interest on equity paid	(2,187,402)	(2,532,399)	(3,832,612)
Capital subscriptions made by noncontrolling shareholders in subsidiaries	1,833	21,933	511
Payments to shareholders for reduction of share capital	(1,947,628)	(1,461,279)	0
Receipts from reverse stock split and stock split	949,354	0	0
Payments for reverse stock split and stock split	(124,631)	0	0
Payments of costs related to reverse stock split and stock split operations	(4,444)	0	0
Net cash used in financing activities	(10,358,642)	(8,628,953)	(8,850,491)
Increase (decrease) in cash and cash equivalents	341,241	2,332,822	2,084,442
Cash and cash equivalents at beginning of the year	6,691,098	4,358,276	2,273,834
Cash and cash equivalents at end of the year	R$ 7,032,339	R$ 6,691,098	R$ 4,358,276